Inventories - Components of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 1,740
Goods in Transit	3,354
Finished goods	22,151	$ 6,975
Total	$ 27,245	$ 6,975